Schedule of Investments
December 31, 2022 (Unaudited)
Intrepid Capital Fund

	Principal Amount	Value
BANK LOANS - 11.31%
Health Care - 11.31%
Gage Growth Corp. 14.500%, 11/01/2024 (a)	$1,000,000	990,400
Shryne Group, Inc. 8.500%, 05/26/2026 (a)(b)	1,000,000	1,000,000
VCP23 LLC 7.000%, 04/30/2024 (a)(b)	1,000,000	930,000
Verano Holdings Corp. 12.750%, 10/30/2026 (a)	2,000,000	1,942,600
TOTAL BANK LOANS (Cost $4,914,055)		4,863,000
	Shares
COMMON STOCKS - 50.89%
Capital Goods - 2.62%
Acuity Brands, Inc.	6,816	$1,128,798
Commercial & Professional Services - 2.47%
Copart, Inc. (c)	17,426	1,061,069
Consumer Durables & Apparel - 5.17%
Carter’s, Inc.	16,717	1,247,256
Levi Strauss & Co. - Class A	63,000	977,760
		2,225,016
Diversified Financials - 6.60%
Berkshire Hathaway, Inc. - Class B (c)	4,615	1,425,573
Jefferies Financial Group, Inc.	41,253	1,414,153
		2,839,726
Energy - 3.47%
Civitas Resources, Inc.	25,761	1,492,335
Food, Beverage & Tobacco - 3.71%
Becle SAB de CV (d)	730,215	1,594,470
Health Care Equipment & Services - 2.53%
CVS Health Corp.	11,673	1,087,807
Media & Entertainment - 6.85%
Alphabet, Inc. - Class A (c)	14,928	1,317,097
IAC, Inc. (c)	13,507	599,711
Take-Two Interactive Software, Inc. (c)	9,872	1,027,972
		2,944,780
Real Estate - 3.68%
FRP Holdings, Inc. (c)	29,429	1,585,046
Retailing - 5.75%
Dollar General Corp.	4,448	1,095,320
The TJX Companies, Inc.	17,307	1,377,637
		2,472,957
Software & Services - 8.04%
Accenture Plc - Class A (d)	3,453	921,399
Dropbox, Inc. - Class A (c)	49,233	1,101,834
WNS Holdings Ltd. - ADR (c)(d)	17,963	1,436,860
		3,460,093
TOTAL COMMON STOCKS (Cost $16,896,035)		21,892,097

REAL ESTATE INVESTMENT TRUST (REIT) - 1.32%
Real Estate - 1.32%
PotlatchDeltic Corp.	12,884	566,767
TOTAL REIT (Cost $347,090)		566,767
	Principal Amount
CONVERTIBLE BONDS - 6.69%
Diversified Financials - 4.49%
EZCORP, Inc.
2.875%, 07/01/2024	$56,000	59,483
3.750%, 12/15/2029 (e)	1,500,000	1,458,750
WisdomTree, Inc.
4.250%, 06/15/2023	400,000	412,000
		1,930,233
Real Estate - 2.20%
CTO Realty Growth, Inc.
3.875%, 04/15/2025	814,000	947,528
TOTAL CONVERTIBLE BONDS (Cost $2,753,130)		2,877,761

CORPORATE BONDS - 20.78%
Broadcasting (except Internet) - 2.16%
DISH DBS Corp.
5.875%, 11/15/2024	1,000,000	931,294
Consumer Durables & Apparel - 2.39%
Vista Outdoor, Inc.
4.500%, 03/15/2029 (e)	1,400,000	1,029,756
Consumer Services - 2.65%
Nathan’s Famous, Inc.
6.625%, 11/01/2025 (e)	1,163,000	1,139,153
Diversified Financials - 0.15%
Oppenheimer Holdings, Inc.
5.500%, 10/01/2025	66,000	64,805
Energy - 5.69%
CVR Energy, Inc.
5.250%, 02/15/2025 (e)	1,250,000	1,151,856
Enerflex Ltd.
9.000%, 10/15/2027 (d)(e)	1,300,000	1,298,141
		2,449,997
Food, Beverage & Tobacco - 1.13%
Turning Point Brands, Inc.
5.625%, 02/15/2026 (e)	564,000	487,257
Pharmaceuticals, Biotechnology & Life Sciences - 2.30%
Celgene Corp.
3.900%, 02/20/2028	23,000	21,507
Trulieve Cannabis Corp.
9.750%, 06/18/2024 (d)	1,005,000	965,847
		987,354
Pipeline Transportation - 0.35%
PBF Logistics Finance Corp.
6.875%, 05/15/2023	150,000	150,086
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.76%
Atento Luxco 1 SA
8.000%, 02/10/2026 (d)(e)	1,400,000	756,000
Utilities - 2.20%
IEA Energy Services LLC
6.625%, 08/15/2029 (e)	1,000,000	944,945
TOTAL CORPORATE BONDS (Cost $9,706,488)		8,940,647

WARRANTS - 0.18%
Health Care - 0.18%
Cansortium Warrants	250,000	37,500
Expiration: 04/29/2025, Exercise Price: $1.20 (b)(c)
Green Thumb Industries, Inc.	7,328	40,304
Expiration: 10/15/2026, Exercise Price: $30.00 (b)(c)
TOTAL WARRANTS (COST $0)		77,804
	Shares
SHORT-TERM INVESTMENTS - 8.68%
Money Market Fund - 4.07%
STIT - Treasury Portfolio - Institutional Class, 4.19% (f)	1,752,474	1,752,474
US TREASURY BILL - 4.61%
United States Treasury Bill	2,000,000	1,983,170
3.880%, 03/23/2023 (c)(g)
TOTAL SHORT-TERM INVESTMENTS (Cost $3,735,644)		3,735,644

Total Investments (Cost $38,352,442) - 99.85%		42,953,720
Liabilities in Excess of Other Assets - 0.15%		66,324
TOTAL NET ASSETS - 100.00%		43,020,044

ADR = American Depository Receipt

(a)	The rate listed is a fixed rate.
(b)
Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 3 security. See Footnote 2. The aggregate value of fair valued securities as of December 31, 2022 was $2,007,804, which represented 4.67% of net assets.

(c)	Non-income producing security.
(d)	Foreign Issued Security.
(e)
Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2022, the value of these investments was $8,265,858, or 19.21% of total net assets.

(f)	Rate listed is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.